1933 Act File No. 33-31259
                                           1940 Act File No. 811-5911


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                ---

    Pre-Effective Amendment No.  46   ......................      X
                                ------                          ---


    Post-Effective Amendment No.   X  ......................       X

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

    Amendment No.   46  ....................................       X
                  ------                                        ----


                            FEDERATED MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i).
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of seventeen portfolios: (1) Connecticut Municipal Cash Trust,
(a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares (b) Institutional Service Shares and (c) Institutional Shares; (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares (b) Institutional Shares, and (c) Institutional Service Shares;
(6) Virginia Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust; (10) California Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (11) New York Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and (b) Boston 1784 Funds Shares; (14) Michigan Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (15) Georgia Municipal Cash; (16) Tennessee Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; and (17) Arizona Municipal Cash Trust (a) Institutional Service Shares, relates only to
(17) Arizona Municipal Cash Trust, and is comprised of the following:


PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

Prospectus Heading
            ..............................(Rule 404(c) Cross Reference)





Item 1.     Cover Page....................(1-17) Cover Page.

Item 2.     Synopsis                      (1-17) Summary of Fund Expenses.

Item 3.     Condensed Financial
            Information...................(1-16) Financial Highlights; (1-17)
                                           Performance Information.

Item 4.     General Description of
            Registrant....................(1-17) General Information; (1-13a,
                                          14-17) Investment Information; (1-13a,
                                          14-17) Investment Objective; (13b)
                                          Investment Objective and Policies;
                                          (1-13a, 14-17) Investment Policies;
                                          (1-17) Acceptable Investments; (1)
                                          Connecticut Municipal Securities; (2)
                                          Pennsylvania Municipal Securities; (3)
                                          Minnesota Municipal Securities; (4)
                                          New Jersey Municipal Securities; (5)
                                          Ohio Municipal Securities; (6)
                                          Virginia Municipal Securities; (7)
                                          Alabama Municipal Securities; (8)
                                          North Carolina Municipal Securities;
                                          (9) Maryland Municipal Securities;
                                          (10) California Municipal Securities;
                                          (11) New York Municipal Securities;
                                          (12) Florida Municipal Securities;
                                          (13) Massachusetts Municipal
                                          Securities; (14) Michigan Municipal
                                          Securities; (15) Georgia Municipal
                                          Securities; (16) Tennessee Municipal
                                          Securities; (17) Arizona Municipal
                                          Cash Trust; (1-17) Investment Risks;
                                          (1-17) Investment Limitations; (16-17)
                                          Special Information Concerning Hub and
                                          Spoke; (2-6, 10-14, 16) Other Classes
                                          of Shares.

Item 5.     Management of the Fund........(1-17) Fund Information; (1-17) Management of the Fund;
                                          (13b) Management, Distribution, and Administration;
                                          (1-13a, 14-17) Distribution of Cash Series, Institutional,
                                          Institutional Service, or Cash II Shares; (1-17)
                                          Administration of the Fund.

Item 6.     Capital Stock and Other
            Securities....................(1-13a,14-17) Account and Share
                                          Information; (13b) Dividends and
                                          Distributions; (1-13a, 14-7)
                                          Dividends; (1-13a, 14-17)Capital
                                          Gains; (1-13a, 14-17) Voting
                                          Rights;(1-17) Tax Information; (1-17)
                                          Federal Income Tax; (1-17) State and
                                          Local Taxes.

Item 7.     Purchase of Securities Being
            Offered.......................(1-17) Net Asset Value; (13b) Pricing
                                          of Shares; (13b) How to Buy Shares;
                                          (1-13a, 14-17) How to Purchase Shares;
                                          (1, 2a, 2b, 3a, 4b, 5a, 6b, 7-9, 10b,
                                          11, 12, 13a, 14b, 15, 16b, 17) Special
                                          Purchase Features; (13b) Automatic
                                          Investment Program; (13b) How to
                                          Exchange Shares.

Item 8.     Redemption or Repurchase......(1-17) How to Redeem Shares; (1a, 2a, 2b, 3a, 4b, 5a, 6b,
                                           7-9, 10b, 11, 12, 13a, 14b, 15, 16b, 17) Special Redemption
                                           Features.

Item 9.     Pending Legal Proceedings     None.






PART B.     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page                    (1-17) Cover Page.

Item 11.    Table of Contents             (1-17) Table of Contents.

Item 12.    General Information and
            History.......................(1-17) About Federated Investors; (1-17) Appendix.

Item 13.    Investment Objectives and
            Policies......................(2, 3, 5-11, 13-17) Investment Policies; (1, 4, 12)
                                          Investment Objective and Policies;(1-13a,
                                          14-17) Investment Limitations.

Item 14.    Management of the Fund........(1-17) Federated Municipal Trust Management.

Item 15.    Control Persons and Principal
            Holders of Securities         Not applicable.

Item 16.    Investment Advisory and Other
            Services......................(1-17) Investment Advisory Services; (1-17) Other Services;
                                          (13b) Shareholder Servicing Agent; (1-4,6-13a,14-17) Shareholder
                                          Services; (2,3,5) Distribution Plan and Shareholder Services.

Item 17.    Brokerage Allocation          (1-17) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities....................(1-17) Massachusetts Partnership Law.

Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered... (1-17) Determining Net Asset Value; (1-17) Redemption in Kind.

Item 20.    Tax Status                    (1-17) The Fund's Tax Status.

Item 21.    Underwriters                  Not applicable.

Item 22.    Calculation of Performance
            Data..........................(1-17) Yield; (1-17) Effective Yield; (1-13a,14-17) Tax-Equivalent
                                          Yield; (1-17) Performance Comparisons; (1-17) Performance Information,
                                         (1-13a,14-17) Tax-Equivalency Table, (1-17) Total
                                          Return.

Item 23.    Financial Statements..........(1-16) Filed in Part A and (17) To be filed by amendment.




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The Institutional Service Shares of Arizona Municipal Cash Trust (the "Fund")
offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Arizona municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Arizona, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including possible loss of principal. The Fund attempts to maintain a stable net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated May ____, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May _____, 1998

Table of Contents

  Table of contents will be inserted when document is complete.

Summary of Fund Expenses

  Summary of Fund Expenses - to be inserted.

General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established one class of shares known as Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term Arizona municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Arizona taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

Investment Information

Investment Objective

The investment objective of the Fund is current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

Investment Policies

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Arizona income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments. The Fund invests primarily in debt obligations issued by or on behalf of Arizona and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Arizona income taxes. ("Arizona Municipal Securities").
Examples of Arizona Municipal Securities include, but are not limited to:

      o tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     o bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

      o municipal commercial paper and other short-term notes;

      o variable rate demand notes;

     o    municipal  bonds  (including   bonds  having  serial   maturities  and
          pre-refunded bonds) and leases; and

     o    participation,   trust,  and  partnership  interests  in  any  of  the
          foregoing obligations.

    Variable Rate Demand Notes. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    Participation Interests. The Fund may purchase interests in Arizona Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Arizona Municipal Securities.

    Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

Credit Enhancement. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

Demand Features. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Arizona Municipal Securities is subject to the federal alternative minimum tax.

Arizona Municipal Securities

Arizona Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Arizona Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Arizona Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks

Yields on Arizona Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Arizona Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Arizona Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Arizona Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Arizona Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Arizona Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Arizona Municipal Securities may entail a greater level of risk than other types of money market funds.

Investment Limitations

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

Hub and Spoke(R) Option

If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Investors) voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days notice of any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

Fund Information

Management of the Fund

Board of Trustees. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    Advisory Fees. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    Adviser's Background. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Institutional Service Shares

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.

Administration of the Fund

Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

            Maximum Fee             Average Aggregate Daily Net Assets

              .15%                      on the first $250 million

              .125%                     on the next $250 million

              .10%                      on the next $250 million

              .075%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Expenses of the Fund and Institutional Service Shares

The Fund pays all of its own expenses. These expenses include, but are not limited to the cost of: organizing the Fund and continuing its existence; registering the Fund and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

Net Asset Value

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

How to Purchase Shares

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer), or by wire, or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

Purchasing Shares Through a Financial Institution. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly.
Financial institutions may charge additional fees for their services.

Purchasing Shares By Wire. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Arizona Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

Purchasing Shares By Check. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Arizona Municipal Cash Trust--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

Special Purchase Features

Systematic Investment Program. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

How to Redeem Shares

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

Redeeming Shares through a Financial Institution. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

Redeeming Shares by Telephone. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund determines it necessary to terminate or modify the telephone redemption privilege, shareholders will be promptly notified.

Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Special Redemption Features

Check Writing. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

Debit Card. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

Systematic Withdrawal Program. If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

Account and Share Information

Dividends. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

Capital Gains. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

Account Activity. Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

Voting Rights. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

Tax Information

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

State and Local Taxes

Income from the Fund is not necessarily free from taxes in states other than Arizona. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Arizona Taxes. Under existing Arizona laws, distributions made by the Fund will not be subject to Arizona income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code and represent (i) interest income received or obligations of the United States; and
(ii) interest income received on obligations of Arizona or its political subdivisions. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.

Performance Information

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

Addresses

Arizona Municipal Cash Trust
            Institutional Service Shares
                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

Distributor

            Federated Securities Corp.
                                                Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

Investment Adviser

            Federated Management
                                                Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA   15222-3779

Custodian

            State Street Bank and Trust Company
                                                P.O. Box 8600
                                                Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent

            Federated Shareholder Services Company
                                                P.O. Box 8600
                                                Boston, MA 02266-8600

Independent Public Accountants

            Arthur Andersen LLP
                                                2100 One PPG Place
                                                Pittsburgh, PA  15222

                                Prospectus

                                A  Portfolio  of   Federated   Municipal
                                Trust,     an    Open-End     Management
                                Investment Company

                                Prospectus dated May ____, 1998
     CUSIP ________________

     #######X (5/98)




                          Arizona Municipal Cash Trust

                   (A Portfolio of Federated Municipal Trust)
                          Institutional Service Shares

                       Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of Arizona Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated May _____, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

    Arizona Municipal Cash Trust
    Federated Investors Funds
    5800 Corporate Drive
    Pittsburgh, PA 15237-7000

                                              Statement dated May ____, 1998
[GRAPHIC OMITTED]

     Cusip___________
     ######X (5/98)

Table of Contents
--------------------------------------------------------------------------------

                                                                           I

Table of Contents                      I

Investment Policies                    1
  Acceptable Investments                1
  Participation Interests               1
  Municipal Leases                      1
  Ratings                               1
  When-Issued and Delayed Delivery Transactions 1
  Repurchase Agreements                 2
  Restricted and Illiquid Securities    2
  Credit Enhancement                    2
  Investing in Securities of Other Investment Companies     2

Arizona Investment Risks               2

Investment Limitations                 3

Federated Municipal Trust Management   4
  Share Ownership                       8
  Trustee Compensation                  9
  Trustee Liability                     9

Investment Advisory Services           9
  Investment Adviser                    9
  Advisory Fees                        10

Brokerage Transactions                10



Other Services                        10
  Fund Administration                  10
  Custodian and Portfolio Accountant   10
  Transfer Agent                       10
  Independent Public Accountants       10
  Shareholder Services                 10

Determining Net Asset Value           11

Redemption in Kind                    11

Massachusetts Partnership Law         11

The Fund's Tax Status                 12

Performance Information               12
  Yield                                12
  Effective Yield                      12
  Tax-Equivalency Table                12
  Total Return                         13
  Performance Comparisons              14
  Economic and Market Information      14

About Federated Investors             14

Appendix                              16

Investment Policies

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

Participation Interests

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

Municipal Leases

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

Restricted and Illiquid Securities

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: o the frequency of trades and quotes for the security; o the number of dealers willing to purchase or sell the security and the number of other potential buyers; o dealer undertakings to make a market in the security; and o the nature of the security and the nature of the marketplace trades. Credit Enhancement

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Arizona Investment Risks

The Fund invests in obligations of Arizona issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within Arizona ( the "State"). The following information is a brief summary of the prevailing economic conditions and a general summary of the State's financial status. The information is based on official statements related to securities that have been offered by Arizona issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.

Arizona's economy is largely composed of service industries (such as finance, insurance and real estate), retail and wholesale trade and manufacturing. The State's manufacturing sector is predominantly high technology oriented. Approximately 56% of the State's manufacturing jobs are in the high tech field. Job growth overall has been very strong. The State is one of the leaders in job growth in the service sector with a vast majority of the new jobs in the concentrated in the Phoenix area. According to the State's Department of Commerce, the years 1993 through 1997 were the strongest five-year period in job growth in the State's history. Additionally a large part of the State economy is in the international trade sector with Mexico and Japan accounting for most of the activity.

The financial condition of the State has been buoyed by the health of the economy. The State has been able to cut taxes over the last five years while at the same maintain substantial budget surpluses. The State ended fiscal 1997 with a General Fund balance of $516 million. Although the State has been the beneficiary of a growing economy, there can be no assurance that this will continue at the pace of the past five years.

The Fund's concentration in securities issued by the State and its political subdivisions subject the Fund to a greater level of risk than a fund which is diversified across numerous states and municipalities. The ability of the State or its political subdivisions to meet their obligations will depend on the availability of tax and other revenues, economic, political and demographic conditions within the State and the underlying fiscal condition of the State and its municipalities.

Investment Limitations

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.

 The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Federated Municipal Trust Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc. Share Ownership

Officers and Trustees as a group own less than 1% of the Fund.



Trustee Compensation
                         AGGREGATE
NAME,                  COMPENSATION
                                                      POSITION WITH FROM TOTAL COMPENSATION PAID
                                                           Trust Trust*# FROM FUND COMPLEX
John F. Donahue             $0          $0 for the Trust and
Chairman and Trustee                    56 other investment companies in the Fund Complex

Thomas G. Bigley        $4,443          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy, Jr.     $4,443          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

William J. Copeland     $4,443          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Glen R. Johnson             $0          $0 for the Trust and
President and Trustee                   8 other investment companies in the Fund Complex

James E. Dowd           $4,443          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $4,038          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr. $4,443          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden         $4,038          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.     $4,038          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar        $4,038          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts       $4,038          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of 17 portfolios.

+The information is provided for the last calendar year.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Investment Adviser

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on level of the Fund's average net assets for the period plus out of pocket expenses.

Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

Shareholder Services

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

 By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Determining Net Asset Value

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Redemption in Kind

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

The Fund's Tax Status

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

Performance Information

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

Yield

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

Effective Yield

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

Tax-Equivalency Table

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                                                          STATE OF ARIZONA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  18.30%    31.90%      35.80%        40.80%        44.77%



SINGLE             $1 -    $42,351 -   $102,301 -    $155,951 -       OVER

RETURN            42,350    102,300      155,950       278,450      $278,450



TAX-EXEMPT

YIELD                                  TAXABLE YIELD EQUIVALENT



        1.50%      1.84%     2.20%       2.34%         2.53%         2.72%

        2.00%      2.45%     2.94%       3.12%         3.38%         3.62%

        2.50%      3.06%     3.67%       3.89%         4.22%         4.53%

        3.00%      3.67%     4.41%       4.67%         5.07%         5.43%

        3.50%      4.28%     5.14%       5.45%         5.91%         6.34%

        4.00%      4.90%     5.87%       6.23%         6.76%         7.24%

        4.50%      5.51%     6.61%       7.01%         7.60%         8.15%

        5.00%      6.12%     7.34%       7.79%         8.45%         9.05%

        5.50%      6.73%     8.08%       8.57%         9.29%         9.96%
        6.00%      7.34%     8.81%       9.35%        10.14%        10.86%
        6.50%      7.96%     9.54%      10.12%        10.98%        11.77%
        7.00%      8.57%    10.28%      10.90%        11.82%        12.67%
        7.50%      9.18%    11.01%      11.68%        12.67%        13.58%
        8.00%      9.79%    11.75%      12.46%        13.51%        14.48%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Performance Comparisons

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

      o IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

      o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

*Source: Investment Company Institute

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

Appendix

STANDARD & POOR'S

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODYS INVESTORS SERVICE, INC.,

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH IBCA, INC.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






PART C.       OTHER INFORMATION.
Item 24.    Financial Statements and Exhibits:
               (a)    Financial Statements: (1-16) Filed in Part A and (17) To be filed by amendment.
               (b)    Exhibits:
(1)  Conformed Copy of Declaration of Trust of the Registrant (Amendment No. 1 does not exist)(31);
            (i)                           Conformed copy of Amendment No. 2 dated March 16, 1990 (31);
            (ii)                          Conformed copy of Amendment No. 3 dated August 1, 1990 (31);
            (iii)                         Conformed copy of Amendment No. 4, dated September 1, 1989, to the
                                          Declaration of Trust (7);
            (iv)                          Conformed copy of Amendment No. 5 dated December 12, 1990 (31);
            (v)                           Conformed copy of Amendment No. 6 dated March 21, 1991 (31);
            (vi)                          Conformed copy of Amendment No. 7. dated August 26, 1991 (31);
            (vii)                         Conformed copy of Amendment No. 8 dated February 13, 1992 (31);
            (viii)                        Conformed copy of Amendment No. 9 dated November 9, 1992 (31);
            (ix)                          Conformed copy of Amendment No. 10, dated November 18, 1992, to the
                                          Declaration of Trust (12);
            (x)                           Conformed copy of Amendment No. 11 dated May 24, 1993 (31);
            (xi)                          Conformed copy of Amendment No. 12, dated Nov. 22, 1993, to the
                                          Declaration of Trust (17);
            (xii)                         Conformed copy of Amendment No. 13, dated February 24, 1994, to the
                                          Declaration of Trust (17);
            (xiii)                        Conformed copy of Amendment No. 14, dated August 25, 1994 (20);
            (xiv)                         Conformed copy of Amendment No. 15 dated August 25, 1994 (31);
            (xv)                          Conformed copy of Amendment No. 16 dated May 18, 1995 (31);

---
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31259 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31259 and 811-5911)

31.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

(xvi)...........Conformed copy of Amendment No. 17 dated November 14, 1995 (28);
(xvii)          Conformed copy of Amendment No. 18 dated February 29, 1996 (31);
(xviii)         Conformed copy of Amendment No. 19 dated November 25, 1996 + ;
(xix)           Conformed copy of Amendment No. 20 dated April 7, 1997 + ;
(xx)            Conformed copy of Amendment No. 21 dated February 23, 1998 + ;
 (2)  Copy of By-Laws of the Registrant (7);
 (3)  Not applicable;
 (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota MunicipalCash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);
   (ii)....Copy of Specimen Certificate for Maryland Municipal Cash Trust (17);
   (iii)   Copy of Specimen Certificate for Florida Municipal Cash Trust (20)
   (iv)    Copy of Specimen Certificate for Michigan Municipal Cash Trust (24);
   (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust-Institutional Shares (25);
----------------
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)

28. Response is incorporated by reference to Registrants Post- Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (File Nos. 33-31259 and 811-5911)

31.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

(vi)         Copy of Specimen Certificate for Georgia Municipal Cash Trust (26);

(vii).....Copy of Specimen Certificates for Tennessee Municipal Cash Trust
          (Institutional Shares and Institutional Service Shares)(30);
(viii) Copy of Specimen Certificates for Pennsylvania Municipal Cash
Trust and Connecticut Municipal Cash Trust (2); (ix) Copy of
Specimen Certificate for Ohio Municipal Cash Trust (Institutional
Service Shares) (9); (x) Copy of Speciman Certificates for
California Municipal Cash Trust (Institutional Shares and
Institutional Service
               Shares), Michigan Municipal Cash Trust
               (Institutional Shares and
               Institutional Service Shares), and
               Ohio Municipal Cash Trust
               (Institutional Shares and
               Institutional Service Shares) (33).
         (xi) Copy of Specimen Certificate for Arizona Municipal Cash Trust (Institutional Service Shares); +

(5) Conformed Copy of Investment Advisory Contract of the Registrant through and including Exhibit F (7);


_______ + All exhibits have been filed electronically.

2.   Response  is  incorporated   by  reference  to  Registrants   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9.   Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

30.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 42 on Form N-1A filed on February 29, 1996 (File Nos. 33-31251 and 811-5911)

31.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1998 (File Nos. 33-31259 and 811-5911)




    (i)     Conformed copy of Exhibit G to Investment Advisory Contract for Virginia Municipal Cash Trust (18);
    (ii)    Conformed copy of Exhibit H to Investment Advisory Contract for Alabama Municipal Cash Trust (19);
    (iii)   Conformed copy of Exhibit I to Investment Advisory Contract for North Carolina Municipal Cash Trust (19);
    (iv)    Conformed copy of Exhibit J to Investment Advisory Contract for Maryland Municipal Cash Trust (19);
    (v)     Conformed copy of Exhibit K to Investment Advisory Contract for New York Municipal Cash Trust (22)
    (vi)    Conformed copy of Exhibit L to Investment Advisory Contract for California Municipal Cash Trust; (22)
    (vii)   Conformed copy of Exhibit M to Investment Advisory Contract (31);
    (viii)  Conformed copy of Exhibit N to the Investment Advisory Contract for Georgia Municipal Cash Trust (27);
    (ix)    Conformed copy of Exhibit O to the Investment Advisory Contract for Michigan Municipal Cash Trust (27);
    (x)     Conformed Copy of Exhibit P to the Investment Advisory Contract for Tennessee Municipal Cash Trust (31);
    (xi)    Conformed copy of Exhibit Q to the Investment Advisory Contract for Arizona Municipal Cash Trust +.

(6)Conformed Copy of Distributor's Contract of the Registrant(7);
    (i) Conformed Copy of Exhibit A to the Distributors Contract for Massachusetts Municipal Cash Trust (Institutional Service Shares) (9); (ii) Conformed copy of Exhibit B to the Distributors Contract for Pennsylvania Municipal Cash Trust (Institutional Service Shares) (9); (iii) Conformed copy of Exhibit C to the Distributors Contract for Connecticut Municipal Cash Trust (Institutional Service Shares) (9); (iv) Conformed copy of Exhibit D to the Distributors Contract for Minnesota Municipal Cash Trust (Institutional Shares) (9); (v) Conformed Copy of Exhibit E to the Distributors Contract for New Jersey Municipal Cash Trust (Institutional Shares)(31);
---------------------------------
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

18.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).

19.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911). 27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911). 31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

    (vi) Conformed copy of Exhibit F to the Distributor's Contract for New Jersey Municipal Cash Trust (Institutional Service Shares (31);
    (vii) Conformed Copy of Exhibit G to the Distributor's Contract for Pennsylvania Municipal Cash Trust (Cash Series Shares) (31);
    (viii)  Exhibit H to the Distributor's Contract does not exist;
    (ix) Conformed Copy of Exhibit I to the Distributor's Contract for Minnesota Municipal Cash Trust (Cash Series Shares) (31); (x) Exhibit J to the Distributor's Contract does not exist; (xi) Conformed Copy of Exhibit K to the Distributor's Contract for Ohio Municipal Cash Trust (Institutional Service Shares) (31); (xii) Conformed Copy of Exhibit L to the Distributor's Contract for Ohio Municipal Cash Trust (Cash II Shares) (31); (xiii) Conformed copy of Exhibit M to Distributor's Contract; (22) (xiv) Conformed copy of Exhibit N to the Distributor's Contract for Virginia Municipal Cash Trust (19); (xv) Conformed copy of Exhibit O to the Distributor's Contract for Alabama Municipal Cash Trust (19); (xvi) Conformed copy of Exhibit P to the Distributor's Contract for North Carolina Municipal Cash Trust (19);
    (xvii)Conformed copy of Exhibit Q to the Distributor's Contract for Maryland Municipal Cash Trust (19); (xviii)Conformed copy of Exhibit R to the Distributor's Contract for New York Municipal Cash Trust, Cash II Shares
    (21); (xix) Conformed copy of Exhibit S to the Distributor's Contract for New York Municipal Cash Trust, Institutional Service Shares (21); (xx) Conformed copy of Exhibit T to the Distributor's Contract for California Municipal Cash Trust (21); (xxi) Conformed copy of Exhibit U to the Distributor's Contract for Florida Municipal Cash Trust; (22)
------
+All Exhibits have been filed electronically.

19. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 28 on Form N-1A filed on June 28, 1994(File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos.
      33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos.
      33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

  (xxiii) Conformed copy of Exhibit W to the Distributor's Contract for Michigan Municipal Cash Trust (27);
  (xxiv) Conformed copy of Exhibit X to the Distributor's Contract for Pennsylvania Municipal Cash Trust- Institutional Shares (27); (xxv) Conformed copy of Exhibit Y to the Distributor's Contract for Florida Municipal Cash Trust-Cash II Shares (29) (xxvi) Conformed copy of Exhibit Z to the Distributor's Contract for California Municipal Cash Trust (Institutional Shares) (31); (xxvii) Conformed copy of Exhibit AA to the Distributor's Contract for Michigan Municipal Cash Trust (Institutional Shares) (31); (xxviii) Conformed copy of Exhibit BB to the Distributor's Contract for Ohio Municipal Cash Trust (Institutional Shares) (31); (xxix) Conformed Copy of Exhibit CC (Institutional Shares) and Exhibit DD (Institutional Service Shares) to the Distributor's Contract for
            Tennessee Municipal Cash Trust (31);
  (xxx) Conformed copy of Exhibit EE to the Distributor's Contract for Arizona Municipal Cash Trust (Institutional Service Shares) +; (xxxi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service
            Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
            (File Nos. 33-38550 and 811-6269)
(7)   Not applicable;
(8) (i) Conformed copy of Custodian Agreement of the Registrant (22); (ii) Copy of Exhibit 1 to the Custodian Agreement (27); (iii) Conformed copy of Custodian Fee Schedule; (33)
----
+ All exhibits have been filed electronically.

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1998 (File Nos. 33-31259 and 811-5911)

(9) (i) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeeping, and Custody Services Procurement (31);
    (ii)    Conformed copy of Sub-Transfer Agency Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
Shares only);(32)
    (iii)   Conformed copy of Shareholder Services Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
Shares only); (15)
    (iv) Conformed copy of Shareholder Services Agreement of the Registrant;
    (22) (v) Conformed copy of Amended and Restated Shareholder Services Agreement; (33) (vi) The response and exhibits described in Item 24(b)(6) are hereby incorporated by reference; (vii) Conformed copy of Administrative Services Agreement of the Registrant; (22) (viii) Form of Schwab Master Services Agreement (Ohio Municipal Cash Trust-Cash II Shares only) (31);
    (viv) Conformed Copy of License Agreement (Massachusetts Municipal Cash Trust-1784 Funds Shares only);(32)
(10) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares (5); (11) Conformed copy of Consent of Independent Public Accountants;
(33) (12) Not applicable; (13) Conformed Copy of Initial Capital Understanding
(2); (14) Not applicable;

__________+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos.33-31259 and 811-5911)

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911)

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1998 (File Nos. 33-31259 and 811-5911)

    (15) (i) Copy of Rule 12b-1 Plan of the Registrant through and including Exhibit F (7); Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund
                  - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.

            (ii) Conformed copy of Exhibit G to 12b-1 Plan for Ohio Municipal Cash Trust Cash II Shares (31); (iii) Conformed copy of Exhibit H to 12b-1 Plan for New York Municipal Cash Trust, Cash II Shares (21);
            (iv) Conformed copy of Exhibit I to 12b-1 Plan for New York Municipal Cash Trust, Institutional Service Shares (21); (v) Conformed copy of Exhibit J to 12b-1 Plan for Florida Municipal Cash Trust; (22) (vi) Conformed copy of Exhibit K to 12b-1 Plan for Florida Municipal Cash Trust-Cash II Shares (29); (vii) The response and exhibits described in Item 24 (b) (6) are hereby incorporated by reference.
    (16)    Copy of Schedules for Computation of Performance Data;
            (i) New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (23);
            (ii)  Ohio Municipal Cash Trust (23);

----------------------
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

 (iv) Alabama Municipal Cash Trust (18); (v) North Carolina Municipal Cash Trust
 (18); (vi) Maryland Municipal Cash Trust (21); (vii) Florida Municipal Cash Trust (23); (viii) Michigan Municipal Cash Trust (29); (ix) Georgia Municipal Cash Trust (29);
 (x) Pennsylvania Municipal Cash Trust, Connecticut Municipal Cash Trust, Minnesota Municipal Cash Trust, and Massachusetts Municipal Cash
         Trust (2);
 (xi)    Tennessee Municipal Cash Trust (31);
 (17)    Copy of Financial Data Schedules; (33)
 (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos.33-52149 and 811-07141); (19) Conformed copy of Power of Attorney of the Registrant; (32)
      (i)  Amendment to Schedule 1 to Limited Power of Attorney dated
           March 1, 1998 +.
----------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos.
      33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

    None

Item 26.    Number of Holders of Securities:

Title of Class
    Shares of beneficial interest (no par value)

                  Number of Record Holders as of March 8, 1998
                               -------------------
            Connecticut Municipal Cash Trust
                  Institutional Service Shares         1,736
            Pennsylvania Municipal Cash Trust
                  Cash Series Shares                     824
                  Institutional Service Shares           396
                  Institutional Shares                    67
            Minnesota Municipal Cash Trust
                  Cash Series Shares                   4,069
                  Institutional Shares                    87
            New Jersey Municipal Cash Trust
                  Institutional Service Shares           520
                  Institutional Shares                    38
            Ohio Municipal Cash Trust
                  Cash II Shares                         231
                  Institutional Shares                    35
                  Institutional Service Shares            75
            Virginia Municipal Cash Trust
                  Institutional Service Shares         1,229
                  Institutional Shares                    28
            Alabama Municipal Cash Trust                 756
            North Carolina Municipal Cash Trust          804
            Maryland Municipal Cash Trust                309
            California Municipal Cash Trust
                  Institutional Shares                    21
                  Institutional Service Shares         1,042
            New York Municipal Cash Trust
                  Cash II Shares                         644
                  Institutional Service Shares         1,549
            Florida Municipal Cash Trust
                  Institutional Shares                   384
                  Cash II Shares                          47
            Massachusetts Municipal Cash Trust
                  Institutional Service Shares           584
                  1784 Funds Shares                        5
            Michigan Municipal Cash Trust
                  Institutional Shares                    14
                  Institutional Service Shares         2,269
            Georgia Municipal Cash Trust                 260
            Tennessee Municipal Cash Trust
                  Institutional Shares                    22
                  Institutional Service Shares           166

Item 27.    Indemnification: (3.)

 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No.1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Municipal Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

      The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

            Assistant Treasurer:             Richard B. Fisher

    The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                          (3)
Name and Principal              Positions and Offices    Positions and Offices
 Business Address                  With Underwriter          With Registrant

Richard B. Fisher                Director, Chairman, Chief     Vice President
Federated Investors Tower        Executive Officer, Chief
Pittsburgh, PA 15222-3779        Operating Officer, Asst.
                                 Secretary, and Asst.
                                 Treasurer, Federated
                                 Securities Corp.

Edward C. Gonzales               Director, Executive Vice   Executive Vice
Federated Investors Tower        President, Federated,      President
Pittsburgh, PA 15222-3779        Securities Corp.

Thomas R. Donahue                Director, Assistant Secretary --
Federated Investors Tower        and Assistant Treasurer,
Pittsburgh, PA 15222-3779        Federated Securities Corp.

James F. Getz                    President-Broker/Dealer,      --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                   President-Institutional Sales,--
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                  Executive Vice President,     --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                    Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                  Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                   Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.             Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                           (3)
Name and Principal               Positions and Offices     Positions and Offices
 Business Address                With Underwriter            With Registrant

Bryant R. Fisher                 Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives             Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                  Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                      Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV              Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion               Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                 Senior Vice President,        --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk               Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                  Vice President, Secretary,    --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis         Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                    Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.           Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.           Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

    (1)                          (2)                            (3)
Name and Principal               Positions and Offices     Positions and Offices
 Business Address                With Underwriter            With Registrant

Kevin J. Crenny                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson             Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                Vice President,               --
Federated Investors Tower        Federated Securites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher              Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales              Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

    (1)                          (2)                           (3)
Name and Principal        Positions and Offices       Positions and Offices
 Business Address             With Underwriter          With Registrant

Mark J. Miehl                    Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III             Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips               Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                      Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck             Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh,PA 15222-3779

Edward L. Smith                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                  Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

    (1)                          (2)                           (3)
Name and Principal         Positions and Offices        Positions and Offices
 Business Address                With Underwriter      With Registrant

Jeffrey A. Stewart               Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                    Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                   Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski            Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                 Vice President,               --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                  Assistant Vice President,     --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                    Assistant Vice President,     --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                     Assistant Vice President,     --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings             Assistant Vice President,     --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                    Treasurer,                    --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                  Assistant Secretary,          --
Federated Investors Tower        Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records:

Registrant                                Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent, Dividend                Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

    Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

    Registrant hereby undertakes to file a post-effective amendment on behalf of Arizona Municipal Cash Trust, using financial statements for Arizona Municipal Cash Trust, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 46.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of March, 1998.

                            FEDERATED MUNICIPAL TRUST

                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 16, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                         DATE
By: /s/ Anthony R. Bosch
    Anthony R. Bosch          Attorney In Fact        March 16, 1998
    ASSISTANT SECRETARY       For the Persons
                              Listed Below

    NAME                      TITLE
John F. Donahue*              Chairman and Trustee
                              (Chief Executive Officer)

Glen R. Johnson*              President and Trustee

John W. McGonigle*            Secretary and Treasurer (Principal
                              Financial and Accounting
                              Officer)

Thomas G. Bigley*             Trustee

John T. Conroy, Jr.*          Trustee

William J. Copeland*          Trustee

James E. Dowd*                Trustee

Lawrence D. Ellis, M.D.*      Trustee

Edward L. Flaherty, Jr.*      Trustee

Peter E. Madden*              Trustee

John E. Murray, Jr.*          Trustee

Wesley W. Posvar*             Trustee

Marjorie P. Smuts*            Trustee

* By Power of Attorney